Shareholder Report, Holdings (Details)	Apr. 30, 2025
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | Massachusetts Bay Transportation Authority 07/01/2032 0.000%
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | Massachusetts State College Building Authority 05/01/2028 0.000%
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | Commonwealth of Massachusetts 12/01/2030 5.000%
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | Massachusetts Development Finance Agency 07/01/2032 5.000%
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | Massachusetts Bay Transportation Authority 07/01/2029 0.000%
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | Massachusetts Development Finance Agency 04/01/2034 5.000%
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | Massachusetts Development Finance Agency 04/01/2035 5.000%
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | Massachusetts Development Finance Agency 10/01/2037 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | Massachusetts Development Finance Agency 10/01/2036 5.000%
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | Massachusetts Development Finance Agency 11/15/2033 5.000%
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.40%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.20%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | Massachusetts Bay Transportation Authority 07/01/2032 0.000%
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | Massachusetts State College Building Authority 05/01/2028 0.000%
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | Commonwealth of Massachusetts 12/01/2030 5.000%
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | Massachusetts Development Finance Agency 07/01/2032 5.000%
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | Massachusetts Bay Transportation Authority 07/01/2029 0.000%
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | Massachusetts Development Finance Agency 04/01/2034 5.000%
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | Massachusetts Development Finance Agency 04/01/2035 5.000%
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | Massachusetts Development Finance Agency 10/01/2037 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | Massachusetts Development Finance Agency 10/01/2036 5.000%
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | Massachusetts Development Finance Agency 11/15/2033 5.000%
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.40%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.20%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | Massachusetts Bay Transportation Authority 07/01/2032 0.000%
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | Massachusetts State College Building Authority 05/01/2028 0.000%
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | Commonwealth of Massachusetts 12/01/2030 5.000%
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | Massachusetts Development Finance Agency 07/01/2032 5.000%
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | Massachusetts Bay Transportation Authority 07/01/2029 0.000%
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | Massachusetts Development Finance Agency 04/01/2034 5.000%
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | Massachusetts Development Finance Agency 04/01/2035 5.000%
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | Massachusetts Development Finance Agency 10/01/2037 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | Massachusetts Development Finance Agency 10/01/2036 5.000%
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | Massachusetts Development Finance Agency 11/15/2033 5.000%
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.40%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.20%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%